[AXA EQUITABLE LOGO]

SHANE DALY

Vice President and

Associate General Counsel

(212) 314-3912

Fax: (212) 314-3959

December 24, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Post-Effective Amendment No. 9 to the Registration Statement on Form N-4

File Nos. 333-178750 and 811-22651

CIK #0001537470

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith Post-Effective Amendment No. 9 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No. 26 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 70 of AXA Equitable.

On October 16, 2014, we filed a Post-Effective Amendment to the Registration Statement on Form N-4 describing the new Retirement Cornerstone® Series 15.0 contract. On November 24, 2014, we received oral comments on this filing from Ms. Elisabeth Bentzinger, of the Securities and Exchange Commission staff. We provided responses to those comments on December 8, 2014.

The Separate Account funds the variable portion of the Retirement Cornerstone® Series 15.0 variable annuity contracts that are described in this filing and that are issued by AXA Equitable. The Amendment includes updated financial data as of December 31, 2013, as well as other updated information and changes of a stylistic and clarifying nature.

I hereby certify that the Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

Very truly yours,

/s/ Shane Daly
Shane Daly

cc:	Ms. Elisabeth Bentzinger, Esq

Christopher E. Palmer, Esq.